Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2012
Preferred Stock (Tables) [Abstract]
Detail of Preferred Stock

	December 31,
	2012		2011
	Liquidation	Shares	Liquidation	Shares
	preference	authorized	preference	authorized
	per share	and designated	per share	and designated
DEP Shares
Dividend Equalization Preferred Shares	$10	97,000	$10	97,000
Series G
7.25% Class A Preferred Stock	15,000	50,000	15,000	50,000
Series H
Floating Class A Preferred Stock	20,000	50,000	20,000	50,000
Series I
Floating Class A Preferred Stock	100,000	25,010	100,000	25,010
Series J
8.00% Non-Cumulative Perpetual Class A Preferred Stock	1,000	2,300,000	1,000	2,300,000
Series K
7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	1,000	3,500,000	1,000	3,500,000
Series L
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	1,000	4,025,000	1,000	4,025,000
Series N
5.20% Non-Cumulative Perpetual Class A Preferred Stock	25,000	30,000	-	-
Series O
5.125% Non-Cumulative Perpetual Class A Preferred Stock	25,000	27,600	-	-
Total		10,104,610		10,047,010

	December 31, 2012				December 31, 2011
	Shares				Shares
	issued and	Par	Carrying		issued and	Par	Carrying
(in millions, except shares)	outstanding	value	value	Discount	outstanding	value	value	Discount
DEP Shares
Dividend Equalization Preferred Shares	96,546	$-	-	-	96,546	$-	-	-
Series I (1)
Floating Class A Preferred Stock	25,010	2,501	2,501	-	25,010	2,501	2,501	-
Series J (1)
8.00% Non-Cumulative Perpetual Class A Preferred Stock	2,150,375	2,150	1,995	155	2,150,375	2,150	1,995	155
Series K (1)
7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	3,352,000	3,352	2,876	476	3,352,000	3,352	2,876	476
Series L (1)
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	3,968,000	3,968	3,200	768	3,968,000	3,968	3,200	768
Series N (1)
5.20% Non-Cumulative Perpetual Class A Preferred Stock	30,000	750	750	-	-	-	-	-
Series O (1)
5.125% Non-Cumulative Perpetual Class A Preferred Stock	26,000	650	650	-	-	-	-	-
ESOP
Cumulative Convertible Preferred Stock	910,934	911	911	-	858,759	859	859	-
Total	10,558,865	$14,282	12,883	1,399	10,450,690	$12,830	11,431	1,399

  Preferred shares qualify as Tier 1 capital.

Detail of Employee Stock Ownership Plan Preferred Stock

	Shares issued and outstanding		Carrying value		Adjustable
		December 31,	December 31,		dividend rate
(in millions, except shares)	2012	2011	2012	2011	Minimum	Maximum
ESOP Preferred Stock
$1,000 liquidation preference per share
2012	245,604	-	$246	-	10.00%	11.00
2011	277,263	370,280	277	370	9.00	10.00
2010	201,011	231,361	201	232	9.50	10.50
2008	73,434	89,154	73	89	10.50	11.50
2007	53,768	68,414	54	69	10.75	11.75
2006	33,559	46,112	34	46	10.75	11.75
2005	18,882	30,092	19	30	9.75	10.75
2004	7,413	17,115	7	17	8.50	9.50
2003	-	6,231	-	6	8.50	9.50
Total ESOP Preferred Stock (1)	910,934	858,759	$911	859
Unearned ESOP shares (2)			$(986)	(926)

  At December 31, 2012 and 2011, additional paid-in capital included $75 million and $67 million, respectively, related to preferred stock.
  We recorded a corresponding charge to unearned ESOP shares in connection with the issuance of the ESOP Preferred Stock. The unearned ESOP shares are reduced as shares of the ESOP Preferred Stock are committed to be released.